Client Name:
Client Project Name:	BRAVO 2026-NQM3
Start - End Dates:	10/9/2024 - 11/25/2025
Deal Loan Count:	242

Conditions Report 2.0

Loans in Report:	242
Loans with Conditions:	77

0 - Total Active Conditions

48 - Total Satisfied Conditions

29 - Credit Review Scope
4 - Category: Application
2 - Category: Assets
1 - Category: Credit/Mtg History
4 - Category: DTI
5 - Category: Income/Employment
6 - Category: Insurance
6 - Category: Legal Documents
1 - Category: Title
8 - Property Valuations Review Scope
8 - Category: Appraisal
11 - Compliance Review Scope
2 - Category: Compliance Manual
1 - Category: Documentation
8 - Category: TILA/RESPA Integrated Disclosure
59 - Total Waived Conditions

52 - Credit Review Scope
10 - Category: Assets
15 - Category: Credit/Mtg History
1 - Category: DTI
5 - Category: Income/Employment
1 - Category: Insurance
1 - Category: Legal Documents
9 - Category: LTV/CLTV
10 - Category: Terms/Guidelines
5 - Property Valuations Review Scope
1 - Category: Appraisal
4 - Category: Property
2 - Compliance Review Scope
1 - Category: Right of Rescission
1 - Category: TILA/RESPA Integrated Disclosure

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